Note 21 - Changes in Equity - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, capital reserves	R$ 64,230.0
Balance, capital reserves	63,361.2	R$ 64,230.0
Treasury shares [member]
Statement Line Items [Line Items]
Balance, capital reserves	(908.7)	(1,003.5)
Purchase of shares and result on treasury shares	13.7	94.8
Share-based payments, capital reserve
Balance, capital reserves	(895.0)	(908.7)
Share premium [member]
Statement Line Items [Line Items]
Balance, capital reserves	53,662.8	53,662.8
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Balance, capital reserves	53,662.8	53,662.8
Other reserves [member]
Statement Line Items [Line Items]
Balance, capital reserves	700.9	700.9
Purchase of shares and result on treasury shares
Share-based payments, capital reserve
Balance, capital reserves	700.9	700.9
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Balance, capital reserves	1,074.9	1,013.4
Purchase of shares and result on treasury shares
Share-based payments, capital reserve	157.4	61.5
Balance, capital reserves	1,232.3	1,074.9
Capital reserve [member]
Statement Line Items [Line Items]
Balance, capital reserves	54,529.9	54,373.6
Purchase of shares and result on treasury shares	13.7	94.8
Share-based payments, capital reserve	157.4	61.5
Balance, capital reserves	R$ 54,701.0	R$ 54,529.9